Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 11,948	$ 13,548
Short-term bank deposits	58,621	55,413
Trade receivables, net	10,031	12,446
Inventories	931	540
Other accounts receivable and prepaid expenses	1,964	1,437
Total current assets	83,495	83,384
NON- CURRENT ASSETS:
Severance pay fund	3,840	3,814
Other long-term receivables	1,258	2,185
Property and equipment, net	1,260	1,311
Operating lease right-of-use assets	1,808	2,945
Total non-current assets	8,166	10,255
Total assets	91,661	93,639
CURRENT LIABILITIES:
Trade payables	2,651	1,592
Employees and payroll accruals	4,422	4,414
Deferred revenues and advances from customers	2,700	3,149
Current maturities of lease liabilities	1,045	1,028
Other liabilities and accrued expenses	5,428	4,721
Total current liabilities	16,246	14,904
NON-CURRENT LIABILITIES:
Accrued severance pay	4,335	4,473
Operating lease liabilities	894	2,008
Other liabilities and accrued expenses	32	235
Total non-current liabilities	5,261	6,716
Total liabilities	21,507	21,620
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at December 31, 2021 and 2020; 14,191,218 and 13,967,488 shares issued and 14,155,186 and 13,931,456 shares outstanding at December 31, 2021 and 2020, respectively	669	657
Additional paid-in capital	143,473	140,129
Accumulated other comprehensive loss	(2,620)	(2,662)
Accumulated deficit	(71,368)	(66,105)
Total shareholders’ equity	70,154	72,019
Total liabilities and shareholders’ equity	$ 91,661	$ 93,639